As filed with the Securities and Exchange Commission on April 6, 2012

Securities Act File No. 033-24962

Investment Company Act File No. 811-5186

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 98 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 100 (X)

ADVANCED SERIES TRUST

(Exact Name of Registrant as specified in Charter)

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

(800) 778-2255

(Address and telephone number of Principal Executive Offices)

Deborah A. Docs

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

(X)_ immediately upon filing pursuant to paragraph (b) of Rule 485.
(----) pursuant to paragraph (b) of Rule 485.
60 days after filing pursuant to paragraph (a)(1) of Rule 485.
on (----) pursuant to paragraph (a)(1) of Rule 485.
75 days after filing pursuant to paragraph (a)(2) of Rule 485.
on (----) pursuant to paragraph (a)(2) of Rule 485.
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 6th day of April, 2012.

ADVANCED SERIES TRUST

*STEPHEN PELLETIER

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

*Stephen Pelletier	President and Trustee, Principal Executive Officer

*Saul K. Fenster	Trustee

*Timothy Cronin	Trustee

*Delayne Dedrick Gold	Trustee

*Robert F. Gunia	Trustee

*W. Scott McDonald, Jr.	Trustee

*Thomas T. Mooney	Chairman and Trustee

*Thomas M. O’Brien	Trustee

*F. Don Schwartz	Trustee

*Susan D. Austin	Trustee

*Grace C. Torres	Treasurer and Principal Financial and Accounting Officer

* By: /s/ John P. Schwartz John P. Schwartz	Attorney-in-Fact	April 6, 2012

* Powers of Attorney. Filed as an exhibit to Post-Effective Amendment No. 77 to Registration Statement, which Amendment was filed via EDGAR on October 16, 2009, and is incorporated herein by reference.

Power of Attorney for Timothy S. Cronin. Filed as an exhibit to Post-Effective Amendment No. 79 to Registration Statement, which Amendment was filed via EDGAR on February 2, 2010, and is incorporated herein by reference.

Power of Attorney for Susan Davenport Austin. Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement of Prudential’s Gibraltar Fund, Inc. on Form N-1A (File No. 2-32685) filed via EDGAR on March 29, 2011.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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